Fair Value Measurements - Additional Information (Detail)	7 Months Ended	11 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Cash and marketable securities held in trust account	$ 414,228,281	$ 414,228,281
Investment income, interest		$ 0
Public Warrant [Member]
Fair value of liabilities transferred out of level 3	34,697,600
Percentage volatilities of public warrant estimated before the expected business combination		10.00%
Percentage volatilities of public warrant estimated after the expected business combination		20.00%
Private Placement Warrant [Member]
Percentage volatilities of public warrant estimated before the expected business combination		10.00%
Percentage volatilities of public warrant estimated after the expected business combination		20.00%
Money Market Funds
Cash and marketable securities held in trust account	575	$ 575
US Treasury Securities
Cash and marketable securities held in trust account	$ 414,232,051	$ 414,232,051